Fair Value Measurements and Marketable Securities - Summary of Financial Assets and Liabilities Measured at Fair Value Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents:
Total cash equivalents	$ 48,079	$ 83,121
Marketable securities:
Total marketable securities	22,841
Total cash equivalents and marketable securities	70,920
Derivative liabilities:
Derivative Liabilities	223	223	$ 2,708
Anti- dilution Rights [Member]
Derivative liabilities:
Derivative liabilities	223	223	1,806
Contingent prepayment option [Member]
Derivative liabilities:
Derivative liabilities			902
Money Market Funds [Member]
Cash equivalents:
Total cash equivalents	44,083	83,121
U.S. Commercial Paper [Member]
Cash equivalents:
Total cash equivalents	3,996
Marketable securities:
Total marketable securities	5,946
U.S. Government Securities [Member]
Marketable securities:
Total marketable securities	8,919
U.S. Corporate Bonds [Member]
Marketable securities:
Total marketable securities	7,976
Level 2 [Member]
Cash equivalents:
Total cash equivalents	48,079	83,121
Marketable securities:
Total marketable securities	22,841
Total cash equivalents and marketable securities	70,920
Level 2 [Member] | Money Market Funds [Member]
Cash equivalents:
Total cash equivalents	44,083	83,121
Level 2 [Member] | U.S. Commercial Paper [Member]
Cash equivalents:
Total cash equivalents	3,996
Marketable securities:
Total marketable securities	5,946
Level 2 [Member] | U.S. Government Securities [Member]
Marketable securities:
Total marketable securities	8,919
Level 2 [Member] | U.S. Corporate Bonds [Member]
Marketable securities:
Total marketable securities	7,976
Level 3 [Member]
Derivative liabilities:
Derivative Liabilities	223	223	2,708
Level 3 [Member] | Anti- dilution Rights [Member]
Derivative liabilities:
Derivative liabilities	$ 223	$ 223	1,806
Level 3 [Member] | Contingent prepayment option [Member]
Derivative liabilities:
Derivative liabilities			$ 902